Other liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure Of Other liabilities [Line Items]
Deferred income and other liabilities	₨ 983,152		₨ 636,566
Other non-current liabilities	983,152	$ 15,116	636,566
Financial liabilities included in other liabilities	₨ 207,046		₨ 201,679